UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  07/16/2003
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:
                                                 -------------

Form 13F Information Table Value Total:          $
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE

                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5            ITEM 6         ITEM 7           ITEM 8
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----
Abbott Labs             COM       002824100        695,784      15,900      X                                              15,900

Abbott Labs             COM       002824100          8,752         200                    X                                   200

Abbott Labs             COM       002824100      1,026,172      23,450      X                                              23,450

Van Kampen Equity &
Income Fund CL B        COM       92113D201         80,890      11,425      X                                              11,425

ADC Telecom             COM       000886101         33,810      14,700      X                                              14,700

Automatic Data          COM       053015103        487,584      14,400      X                                              14,400
Processing

Automatic Data          COM       053015103         15,237         450                    X                                   450
Processing

Automatic Data          COM       053015103          6,772         200      X                                                 200
Processing

American Intl. Group    COM       026874107         84,425       1,530      X                                               1,530

American Intl. Group    COM       026874107         37,743         684                    X                                   684

American Intl. Group    COM       026874107        760,105      13,775      X                                              13,775

American Intl. Group    COM       026874107         14,457         262                    X                                   262

American Intl. Group    COM       026874107          8,277         150      X                                                 150

American Intl. Group    COM       026874107         28,252         512                    X                                   512

American Intl. Group    COM       026874107        560,187      10,152      X                                              10,152

AOL Time Warner         COM       00184A105        601,364      37,375      X                                              37,375

Apollo Group            COM       037604105        714,099      11,555      X                                              11,555

Avery Dennison Corp.    COM       053611109        230,920       4,600      X                                               4,600

Avery Dennison Corp.    COM       053611109          4,016          80                    X                                    80

Avery Dennison Corp.    COM       053611109        361,440       7,200      X                                               7,200

                                                ----------
COLUMN TOTALS:                                   5,760,287



Avery Dennison Corp.    COM       053611109         30,873         615                    X                                   615

Avery Dennison Corp.    COM       053611109         55,220       1,100      X                                               1,100

American Express Co.    COM       025816109      2,894,214      69,223      X                                              69,223

Bank of New York        COM       064057102      1,914,031      66,575      X                                              66,575

BP Amoco PLC            COM       055622104        467,851      11,134      X                                              11,134

Citigroup Inc.          COM       172967101      1,053,265      24,609      X                                              24,609

Citigroup Inc.          COM       172967101         53,286       1,245                    X                                 1,245

Citigroup Inc.          COM       172967101        113,377       2,649      X                                               2,649

Citigroup Inc.          COM       172967101         10,486         245                    X                                   245

Citigroup Inc.          COM       172967101      1,120,461      26,179      X                                              26,179

Citigroup Inc.          COM       172967101         46,481       1,086                    X                                 1,086

Citigroup Inc.          COM       172967101         59,877       1,399      X                                               1,399

Cardinal Health Inc.    COM       14149Y108        120,563       1,875      X                                               1,875

Cardinal Health Inc.    COM       14149Y108         32,150         500                    X                                   500

Cardinal Health Inc.    COM       14149Y108        974,467      15,155      X                                              15,155

Cardinal Health Inc.    COM       14149Y108          9,645         150                    X                                   150

Cardinal Health Inc.    COM       14149Y108         86,805       1,350      X                                               1,350

Cardinal Health Inc.    COM       14149Y108         27,328         425                    X                                   425

Cardinal Health Inc.    COM       14149Y108      1,040,053      16,175      X                                              16,175

Carnival Corp. C1 A     COM       143658300        355,172      10,925      X                                              10,925

                                                ----------
COLUMN TOTALS:                                  10,465,603



Clear Channel Comm.     COM       184502102      1,480,386      34,923      X                                              34,923

Cendant Corp.           COM       151313103      1,799,738      98,239      X                                              98,239

Constellation Energy    COM       210371100        374,968      10,932      X                                              10,932
Group

Colgate Palmolive       COM       194162103        402,753       6,950      X                                               6,950

CLARCOR, Inc.           COM       179895107        208,170       5,400      X                                               5,400

Conseco, Inc.           COM       208464107            339      11,295      X                                              11,295

Capital One Finl        COM       14040H105        602,455      12,250      X                                              12,250

Capital One Finl        COM       14040H105         12,295         250                    X                                   250

Capital One Finl        COM       14040H105      1,118,845      22,750      X                                              22,750

Capital One Finl        COM       14040H105         86,065       1,750                    X                                 1,750

Costco Wholesale        COM       22160K105         42,090       1,150                    X                                 1,150

Costco Wholesale        COM       22160K105        296,460       8,100      X                                               8,100

Costco Wholesale        COM       22160K105          5,490         150                    X                                   150

Costco Wholesale        COM       22160K105        238,815       6,525      X                                               6,525

Computer Sciences       COM       205363104        325,926       8,550      X                                               8,550

Cisco Systems           COM       17275R102      3,223,730     192,003      X                                             192,003

Cisco Systems           COM       17275R102          7,556         450                    X                                   450

Cisco Systems           COM       17275R102        768,730      45,785      X                                              45,785

Cisco Systems           COM       17275R102         44,997       2,680                    X                                 2,680

Cisco Systems           COM       17275R102      3,520,813     209,697      X                                             209,697

                                                ----------
COLUMN TOTALS:                                  14,560,620



CVS Corp                COM       126650100        355,280      12,675      X                                              12,675

ChevronTexaco Corp      COM       166764100      1,219,530      16,891      X                                              16,891

DuPont E 1              COM       263534109        364,017       8,742      X                                               8,742

DuPont E 1              COM       263534109          8,328         200                    X                                   200

DuPont E 1              COM       263534109         49,968       1,200      X                                               1,200

DFA Emerging Markets
Small Cap Fund          COM       233203611        315,503      44,880      X                                              44,880

DFA Enhanced US Large
Co. Fund                COM       233203637        639,779      82,552      X                                              82,552

DFA Emerging Markets
Fund                    COM       233203785        234,478      23,424      X                                              23,424

DFA Emerging Markets
Value Fund              COM       233203587        234,563      23,598      X                                              23,598

DFA International
Small Co. Fund          COM       233203629        384,783      42,612      X                                              42,612

DFA International
Value Fund              COM       25434D203        402,562      40,296      X                                              40,296

DFA US Large Cap
Value Fund              COM       233203827      1,408,543      98,499      X                                              98,499

DFA Real Estate
Securities Fund         COM       233203835        859,686      53,034      X                                              53,034

DFA US Micro Cap Fund   COM       233203504      1,005,779      96,431      X                                              96,431

DFA US Small Cap
Value Fund              COM       233203819        709,895      39,048      X                                              39,048

Walt Disney Co.         COM       254687106        602,652      30,514      X                                              30,514

DFA International
Small Cap Value Fund    COM       233203736        387,788      41,430      X                                              41,430

Diamond Offshore        COM       25271C102        250,831      11,950      X                                              11,950

Darden Restaurants      COM       237194105      1,351,376      71,200      X                                              71,200

DFA TAx Mng. Int'l
Value Fund              COM       233203546        219,088      24,534      X                                              24,534
                                                ----------
COLUMN TOTALS:                                  11,004,429




DFA TAx Mng. US Large
Cap Value Fund          COM       233203561        552,337      56,825      X                                              56,825

DFA TAx Mng. US Small
Cap Value Fund          COM       233203579        284,612      18,762      X                                              18,762

Duke Energy Corp.       COM       264399106        244,288      12,245      X                                              12,245

Evergreen Int'l
Growth Fund             COM       299924100         84,253      13,437      X                                              13,437

Flextronics Intl        COM       Y2573F102         17,731       1,700      X                                               1,700

Flextronics Intl        COM       Y2573F102         23,468       2,250                    X                                 2,250

Flextronics Intl        COM       Y2573F102         79,790       7,650      X                                               7,650

General Electric        COM       369604103      3,920,327     136,692      X                                             136,692

General Electric        COM       369604103         65,964       2,300                    X                                 2,300

General Electric        COM       369604103         43,020       1,500      X                                               1,500

General Electric        COM       369604103         14,340         500                    X                                   500

General Electric        COM       369604103      4,119,710     143,644      X                                             143,644

Health Care
Properties              COM       42191510         520,227      12,284      X                                              12,284

Harley Davidson         COM       412822108        325,856       8,175      X                                               8,175

Harley Davidson         COM       412822108          4,983         125                    X                                   125

Harley Davidson         COM       412822108         11,958         300      X                                                 300

Harley Davidson         COM       412822108         32,885         825                    X                                   825

Harley Davidson         COM       412822108        121,573       3,050      X                                               3,050

Intl Business Machns    COM       459200101        276,375       3,350      X                                               3,350

Intl Business Machns    COM       459200101         43,313         525                    X                                   525

                                                 ----------
COLUMN TOTALS:                                   10,787,007





Intl Business Machns    COM       459200101          8,250         100      X                                                 100

Intl Business Machns    COM       459200101          8,250         100                    X                                   100

Intl Business Machns    COM       459200101        532,125       6,450      X                                               6,450

Intel Corp.             COM       458140100      1,380,015      66,315      X                                              66,315

Illinois Tool Works     COM       452308109        460,950       7,000      X                                               7,000

Johnson & Johnson       COM       478160104        468,350       9,059      X                                               9,059

Johnson & Johnson       COM       478160104         67,210       1,300                    X                                 1,300

Johnson & Johnson       COM       478160104         32,571         630      X                                                 630

Kimberly Clark Corp.    COM       49436810         419,727       8,050      X                                               8,050

Coca Cola               COM       191216100        519,792      11,200      X                                              11,200

Kohl's Corp.            COM       500255104        205,998       4,000      X                                               4,000

Liberty Media           COM       530718105        267,614      23,150      X                                              23,150
Corp A

Lear Corp.              COM       521865105        685,698      14,900      X                                              14,900

Lowes Cos.              COM       548661107      2,589,885      60,300      X                                              60,300

Lowes Cos.              COM       548661107         15,033         350                    X                                   350

Lowes Cos.              COM       548661107        409,099       9,525      X                                               9,525

Medtronic Inc.          COM       585055106        193,079       4,025      X                                               4,025

Medtronic Inc.          COM       585055106         53,247       1,110                    X                                 1,110

Medtronic Inc.          COM       585055106        441,324       9,200      X                                               9,200

Medtronic Inc.          COM       585055106          7,196         150                    X                                   150

                                                ----------
COLUMN TOTALS:                                   8,765,412


Medtronic Inc.          COM       585055106        169,094       3,525      X                                               3,525

Medtronic Inc.          COM       585055106         20,387         425                    X                                   425

Medtronic Inc.          COM       585055106         52,767       1,100      X                                               1,100

Mercury Interactive     COM       589405109         46,512       1,200      X                                               1,200

Mercury Interactive     COM       589405109         20,543         530                    X                                   530

Mercury Interactive     COM       589405109        374,034       9,650      X                                               9,650

Mercury Interactive     COM       589405109          5,426         140                    X                                   140

Mercury Interactive     COM       589405109        469,965      12,125      X                                              12,125

Mercury Interactive     COM       589405109          5,426         140                    X                                   140

Mercury Interactive     COM       589405109        911,829      23,525      X                                              23,525

Altria Group            COM       02209S103      1,299,493      28,598      X                                              28,598

Motorola Inc.           COM       620076109        206,027      21,848      X                                              21,848

Merck & Co.             COM       589331107      1,772,177      29,268      X                                              29,268

Merck & Co.             COM       589331107          6,055         100                    X                                   100

Merck & Co.             COM       589331107          7,569         125      X                                                 125

Microsoft Corp.         COM       594918104         66,664       2,600      X                                               2,600

Microsoft Corp.         COM       594918104         23,076         900                    X                                   900

Microsoft Corp.         COM       594918104        449,982      17,550      X                                              17,550

Microsoft Corp.         COM       594918104         21,794         850                    X                                   850

Microsoft Corp.         COM       594918104        164,763       6,426      X                                               6,426

                                                ----------
COLUMN TOTALS:                                   6,093,584

Microsoft Corp.         COM       594918104          7,692         300                    X                                   300

Microsoft Corp.         COM       594918104        123,072       4,800      X                                               4,800

Nokia Corp ADR          COM       654902204         50,933       3,100      X                                               3,100

Nokia Corp ADR          COM       654902204          5,258         320                    X                                   320

Nokia Corp ADR          COM       654902204         19,716       1,200      X                                               1,200

Nokia Corp ADR          COM       654902204          5,258         320                    X                                   320

Nokia Corp ADR          COM       654902204         59,148       3,600      X                                               3,600

Nokia Corp ADR          COM       654902204         21,030       1,280                    X                                 1,280

Nokia Corp ADR          COM       654902204          4,929         300      X                                                 300

Nextel Communication    COM       65332V103        285,506      15,800      X                                              15,800

Oracle Systems          COM       68389X105        121,661      10,130      X                                              10,130

Pepsico                 COM       713448108        107,913       2,425                    X                                 2,425

Pepsico                 COM       713448108      1,747,960      39,280      X                                              39,280

TVA 6.75%, 6/1/28       PREF      880591300        327,760      12,090      X                                              12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,036,843      59,644      X                                              59,644

Pfizer Inc.             COM       71708110          33,467         980                    X                                   980

Pfizer Inc.             COM       71708110           9,391         275      X                                                 275

Pfizer Inc.             COM       71708110           3,415         100                    X                                   100

Pfizer Inc.             COM       71708110          93,913       2,750      X                                               2,750

Proctor & Gamble        COM       742718109        541,323       6,070      X                                               6,070

                                                ----------
COLUMN TOTALS:                                   5,606,186




Ing Prime Rate Trust    COM       44977W106         78,192      10,800      X                                              10,800

T. Rowe Price
Equity Income Fund      COM       779547108        201,470       9,362      X                                               9,362

T. Rowe Price
Mid Cap Growth Fund     COM       779556109        233,263       6,366      X                                               6,366

Raytheon Co             COM       755111507        522,156      15,900      X                                              15,900

SBC Communications      COM       78387G103        263,906      10,329      X                                              10,329

Schering-Plough Corp.   COM       806605101        554,689      29,822      X                                              29,822

Schlumberger Ltd.       COM       806857108      1,088,211      22,876      X                                              22,876

Staples Inc.            COM       855030102      2,018,335     109,991      X                                             109,991

Liberty Intermed
Bond Fund               COM       858420300        149,174      16,250      X                                              16,250

Service Master Co.      COM       81760N109        274,177      25,624      X                                              25,624

Teva Pharm Inds ADR     COM       881624209      4,332,594      76,144      X                                              76,144

Thermo Electron Corp.   COM       883556102        228,466      10,869      X                                              10,869

TOTAL FINA ELF S.A.     COM       89151E109        361,945       4,775      X                                               4,775

T. Rowe Price
Tax-Free Income Fund    COM       779576107        127,874      12,611      X                                              12,611

Tyco International      COM       902124106         15,184         800      X                                                 800

Tyco International      COM       902124106         11,673         615                    X                                   615

Tyco International      COM       902124106         35,113       1,850      X                                               1,850

Tyco International      COM       902124106         15,659         825                    X                                   825

Tyco International      COM       902124106         34,164       1,800      X                                               1,800

Tyco International      COM       902124106          4,081         215                    X                                   215

                                                ----------
COLUMN TOTALS:                                  10,550,326





Tyco International      COM       902124106        922,143      48,585      X                                              48,585

Viacom Inc. Cl B        COM       925524308         25,105         575      X                                                 575

Viacom Inc. Cl B        COM       925524308         26,196         600                    X                                   600

Viacom Inc. Cl B        COM       925524308        399,489       9,150      X                                               9,152

Viacom Inc. Cl B        COM       925524308         13,098         300                    X                                   300

Viacom Inc. Cl B        COM       925524308          8,732         200      X                                                 200

Viacom Inc. Cl B        COM       925524308         21,830         500                    X                                   500

Viacom Inc. Cl B        COM       925524308      1,933,745      44,291      X                                              44,291

Verizon Comm            COM       92343V104         22,289         565      X                                                 565

Verizon Comm            COM       92343V104         19,725         500                    X                                   500

Verizon Comm            COM       92343V104        490,561      12,435      X                                              12,435

Wachovia Corp. New      COM       929903102        412,267      10,317      X                                              10,317

Wells Fargo & Co.       COM       949746101        211,680       4,200      X                                               4,200

Wells Fargo & Co.       COM       949746101          6,300         125                    X                                   125

Wells Fargo & Co.       COM       949746101         40,320         800      X                                                 800

Wells Fargo & Co.       COM       949746101         20,160         400                    X                                   400

Wells Fargo & Co.       COM       949746101        294,840       5,850      X                                               5,850

Wells Fargo & Co.       COM       949746101         18,900         375                    X                                   375

Wells Fargo & Co.       COM       949746101        120,960       2,400      X                                               2,400

Waste Management Inc.   COM       94106L109         24,090       1,000      X                                               1,000

                                                ----------
COLUMN TOTALS:                                   5,032,430





Waste Management Inc.   COM       94106L109         31,317       1,300                    X                                 1,300

Waste Management Inc.   COM       94106L109         91,542       3,800      X                                               3,800

Waste Management Inc.   COM       94106L109         18,068         750                    X                                   750

Waste Management Inc.   COM       94106L109         12,045         500      X                                                 500

Waste Management Inc.   COM       94106L109          7,227         300                    X                                   300

Waste Management Inc.   COM       94106L109         16,863         700      X                                                 700

Wal-Mart                COM       931142103      3,906,371      72,785      X                                              72,785

Exxon Mobil Corp.       COM       30231G102      1,922,514      53,537      X                                              53,537

Exxon Mobil Corp.       COM       30231G102          7,182         200                    X                                   200

Exxon Mobil Corp.       COM       30231G102        373,895      10,412      X                                              10,412



                                                ----------
COLUMN TOTALS:                                   6,387,023

GRAND TOTAL:                                    95,012,906
                                                ==========
